UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-121

Name of Registrant: Vanguard Wellington Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments
As of August 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (65.0%)
Consumer Discretionary (5.1%)
Comcast Corp. Class A	25,969,400	558,602
Target Corp.	7,245,500	374,375
Walt Disney Co.	10,044,600	342,119
Johnson Controls Inc.	9,248,200	294,833
Time Warner Inc.	8,991,000	284,655
* Ford Motor Co.	19,149,960	212,947
Staples Inc.	13,979,700	206,061
Lowe's Cos. Inc.	9,804,200	195,398
Home Depot Inc.	4,651,500	155,267
Honda Motor Co. Ltd. ADR	4,266,900	138,546
		2,762,803
Consumer Staples (5.4%)
PepsiCo Inc./NC	9,349,200	602,369
Procter & Gamble Co.	8,462,675	538,903
Philip Morris International Inc.	7,692,400	533,237
Unilever NV	8,927,500	303,535
CVS Caremark Corp.	7,750,600	278,324
Coca-Cola Co.	3,547,600	249,928
Anheuser-Busch InBev NV	3,403,947	187,892
Archer-Daniels-Midland Co.	4,897,500	139,481
Colgate-Palmolive Co.	977,700	87,964
		2,921,633
Energy (9.2%)
Exxon Mobil Corp.	17,818,864	1,319,309
Chevron Corp.	11,596,700	1,147,030
Anadarko Petroleum Corp.	7,737,300	570,626
Total SA ADR	6,944,300	340,548
Baker Hughes Inc.	5,194,700	317,448
Occidental Petroleum Corp.	3,305,500	286,719
BG Group plc	10,517,390	226,818
Encana Corp.	8,049,004	204,525
Cenovus Energy Inc.	5,668,204	204,509
Petroleo Brasileiro SA ADR	6,748,600	196,047
BP plc ADR	4,058,600	159,868
		4,973,447
Financials (11.1%)
Wells Fargo & Co.	35,290,417	921,080
JPMorgan Chase & Co.	19,895,776	747,285
MetLife Inc.	12,738,005	427,997
ACE Ltd.	6,342,800	409,618
PNC Financial Services Group Inc.	7,302,800	366,162
* UBS AG	22,708,134	328,814
Bank of America Corp.	36,636,900	299,323
Chubb Corp.	4,504,400	278,777
BlackRock Inc.	1,689,600	278,362
Standard Chartered plc	11,860,041	269,436
Goldman Sachs Group Inc.	1,984,500	230,639
US Bancorp	9,503,600	220,579

Prudential Financial Inc.	3,903,300	195,985
HSBC Holdings plc ADR	3,669,900	159,861
Barclays plc	56,693,000	156,645
Swiss Re AG	2,771,025	145,351
Mitsubishi UFJ Financial Group Inc.	29,809,900	135,197
Marsh & McLennan Cos. Inc.	4,358,400	129,532
Hartford Financial Services Group Inc.	6,275,332	120,110
State Street Corp.	2,700,627	95,926
Morgan Stanley	4,979,000	87,133
		6,003,812
Health Care (10.1%)
Pfizer Inc.	47,834,641	907,901
Merck & Co. Inc.	22,072,152	731,030
Eli Lilly & Co.	17,690,600	663,574
Johnson & Johnson	9,263,200	609,519
Medtronic Inc.	13,432,900	471,092
AstraZeneca plc ADR	9,358,700	443,790
Cardinal Health Inc.	9,506,200	404,013
Bristol-Myers Squibb Co.	10,654,400	316,968
Teva Pharmaceutical Industries Ltd. ADR	6,649,700	275,032
UnitedHealth Group Inc.	4,796,400	227,925
* Celgene Corp.	3,447,800	205,041
Amgen Inc.	1,949,700	108,023
* Gilead Sciences Inc.	2,636,700	105,165
		5,469,073
Industrials (7.0%)
General Electric Co.	26,223,200	427,700
United Parcel Service Inc. Class B	6,319,600	425,878
Deere & Co.	4,480,200	362,090
Waste Management Inc.	10,935,400	361,306
Siemens AG	3,118,951	320,843
General Dynamics Corp.	4,999,300	320,355
Honeywell International Inc.	6,370,800	304,588
FedEx Corp.	3,751,500	295,318
Raytheon Co.	5,341,100	230,896
Canadian National Railway Co.	3,006,400	221,872
Schneider Electric SA	1,476,682	196,664
Northrop Grumman Corp.	3,190,700	174,276
Illinois Tool Works Inc.	2,993,800	139,332
		3,781,118
Information Technology (9.1%)
International Business Machines Corp.	5,956,900	1,024,051
Microsoft Corp.	32,470,900	863,726
Intel Corp.	19,597,300	394,494
* eBay Inc.	11,800,300	364,275
Texas Instruments Inc.	13,871,700	363,577
Automatic Data Processing Inc.	7,086,500	354,538
Qualcomm Inc.	6,545,800	336,847
Cisco Systems Inc.	21,003,400	329,333
Accenture plc Class A	5,610,500	300,667
Oracle Corp.	10,299,400	289,104
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,002,385	191,548
SAP AG ADR	2,068,400	112,748
		4,924,908
Materials (2.4%)
Air Products & Chemicals Inc.	3,597,000	294,486

	Dow Chemical Co.			9,875,300	280,952
	Kinross Gold Corp.			11,877,300	205,359
	BASF SE			2,740,477	194,886
	Rio Tinto plc			2,652,796	161,713
^	CRH plc ADR			8,101,900	145,834
					1,283,230
Telecommunication Services (2.6%)
	AT&T Inc.			45,247,785	1,288,657
*	Sprint Nextel Corp.			23,987,100	90,191
					1,378,848
Utilities (3.0%)
	Dominion Resources Inc.			10,272,200	500,667
	NextEra Energy Inc.			7,752,300	439,710
	PG&E Corp.			8,688,200	367,945
	Exelon Corp.			7,822,674	337,314
					1,645,636
Total Common Stocks (Cost $29,957,898)					35,144,508
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.3%)
U.S. Government Securities (1.5%)
	United States Treasury Note/Bond	1.500%	6/30/16	654,500	672,701
	United States Treasury Note/Bond	2.750%	2/15/19	52,000	56,063
	United States Treasury Note/Bond	4.375%	5/15/41	80,000	91,400
					820,164
Agency Notes (0.0%)
1	PNC Funding Corp.	2.300%	6/22/12	13,590	13,809
					13,809
Conventional Mortgage-Backed Securities (3.5%)
[2,3] Freddie Mac Gold Pool		4.000%	5/1/39–8/1/41	1,800,743	1,867,763
3	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	7,299	8,541
3	Ginnie Mae I Pool	8.000%	6/15/17	32	33
					1,876,337
Nonconventional Mortgage-Backed Securities (0.3%)
[2,3] Fannie Mae REMICS		3.500%	4/25/31	9,730	9,599
[2,3] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	18,581	19,568
[2,3] Freddie Mac REMICS		3.500%	3/15/31	5,760	5,683
[2,3] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	108,686	113,586
					148,436
Total U.S. Government and Agency Obligations (Cost $2,734,737)					2,858,746
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
3	Ally Auto Receivables Trust	1.350%	12/15/15	12,550	12,694
[3,4] Ally Master Owner Trust		2.880%	4/15/15	22,650	23,148
3	Ally Master Owner Trust	2.150%	1/15/16	48,866	49,893
3	AmeriCredit Automobile Receivables Trust	1.170%	1/8/16	10,765	10,813
[3,4] Avis Budget Rental Car Funding AESOP LLC		2.090%	4/20/15	56,275	57,095
[3,4] Avis Budget Rental Car Funding AESOP LLC		3.150%	3/20/17	12,000	12,589
3	Credit Suisse First Boston Mortgage
	Securities Corp.	4.597%	3/15/35	30,600	31,515
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.183%	11/15/36	5,679	5,855
3	Ford Credit Floorplan Master Owner Trust	1.500%	9/15/15	13,350	13,459
[3,5] Ford Credit Floorplan Master Owner Trust		2.120%	2/15/16	25,390	25,889

[3,4] Ford Credit Floorplan Master Owner Trust		4.200%	2/15/17	16,270	17,755
3	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	15,640	16,463
3	GE Capital Credit Card Master Note Trust	3.800%	11/15/17	32,000	34,574
[3,4] Hertz Vehicle Financing LLC		4.260%	3/25/14	29,500	30,677
[3,4] Hertz Vehicle Financing LLC		2.200%	3/25/16	36,320	37,053
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.994%	7/12/35	35,925	37,125
[3,4] Marriott Vacation Club Owner Trust		5.362%	10/20/28	3,023	3,127
3	Morgan Stanley Dean Witter Capital I	5.080%	9/15/37	21,174	21,803
3	Nissan Auto Lease Trust	1.040%	8/15/14	53,770	54,012
[3,4] Santander Consumer Acquired Receivables
	Trust	1.400%	10/15/14	24,176	24,406
[3,4] Santander Drive Auto Receivables Trust		1.830%	11/17/14	27,420	27,552
3	Santander Drive Auto Receivables Trust	2.350%	11/16/15	13,545	13,660
3	World Omni Automobile Lease Securitization
	Trust	1.490%	10/15/14	27,925	28,127
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $583,099)					589,284
Corporate Bonds (24.1%)
Finance (11.0%)
	Banking (7.8%)
	American Express Bank FSB	5.550%	10/17/12	50,000	52,357
	American Express Bank FSB	5.500%	4/16/13	15,000	15,911
	American Express Credit Corp.	5.875%	5/2/13	44,000	47,020
	American Express Credit Corp.	2.750%	9/15/15	10,000	10,181
4	ANZ National International Ltd./London	2.375%	12/21/12	17,425	17,724
4	ANZ National International Ltd./New Zealand	6.200%	7/19/13	18,960	20,412
	BAC Capital Trust VI	5.625%	3/8/35	96,180	73,879
	Bank of America Corp.	5.750%	12/1/17	30,000	31,165
	Bank of America NA	5.300%	3/15/17	68,000	66,833
	Bank of America NA	6.000%	10/15/36	30,000	27,630
	Bank of New York Mellon Corp.	4.950%	3/15/15	58,655	63,669
	Bank of Nova Scotia	3.400%	1/22/15	82,000	87,152
	Barclays Bank plc	2.375%	1/13/14	53,000	52,342
	Barclays Bank plc	5.000%	9/22/16	15,570	16,034
[3,4] Barclays Bank plc		5.926%	9/29/49	51,000	41,257
	BB&T Corp.	3.200%	3/15/16	34,000	34,959
	BB&T Corp.	4.900%	6/30/17	8,045	8,604
	BB&T Corp.	5.250%	11/1/19	8,000	8,527
	Bear Stearns Cos. LLC	6.400%	10/2/17	8,765	10,038
	Bear Stearns Cos. LLC	7.250%	2/1/18	16,385	19,291
	BNY Mellon NA	4.750%	12/15/14	4,750	5,215
	Canadian Imperial Bank of
	Commerce/Canada	2.350%	12/11/15	56,000	57,060
	Capital One Bank USA NA	6.500%	6/13/13	20,705	22,221
	Capital One Financial Corp.	5.250%	2/21/17	3,580	3,882
	Citigroup Inc.	5.300%	10/17/12	50,000	51,862
	Citigroup Inc.	4.587%	12/15/15	23,975	24,840
	Citigroup Inc.	3.953%	6/15/16	41,322	42,199
	Citigroup Inc.	5.850%	8/2/16	30,000	32,720
	Citigroup Inc.	6.125%	11/21/17	64,960	71,111
	Citigroup Inc.	8.500%	5/22/19	34,000	41,572
	Citigroup Inc.	5.375%	8/9/20	14,700	15,600
	Citigroup Inc.	6.625%	6/15/32	45,000	44,715
	Citigroup Inc.	6.125%	8/25/36	30,000	28,334
	Citigroup Inc.	8.125%	7/15/39	8,325	10,154
4	Commonwealth Bank of Australia	3.750%	10/15/14	22,650	23,751

4 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands	3.200%	3/11/15	52,000	54,585
4 Credit Agricole SA/London	3.500%	4/13/15	50,000	48,700
Credit Suisse New York	5.000%	5/15/13	87,750	92,251
Credit Suisse New York	2.200%	1/14/14	41,000	40,986
Credit Suisse New York	5.500%	5/1/14	30,000	32,396
Credit Suisse USA Inc.	6.500%	1/15/12	15,000	15,287
Deutsche Bank AG	5.375%	10/12/12	41,245	42,771
Deutsche Bank Financial LLC	5.375%	3/2/15	59,215	62,561
DFC Global Corp. Cvt.	5.400%	1/14/20	40,000	40,040
Golden West Financial Corp.	4.750%	10/1/12	10,000	10,403
Goldman Sachs Group Inc.	6.000%	5/1/14	40,000	42,958
Goldman Sachs Group Inc.	5.350%	1/15/16	70,000	74,706
Goldman Sachs Group Inc.	3.625%	2/7/16	7,111	7,096
Goldman Sachs Group Inc.	5.625%	1/15/17	40,000	41,320
Goldman Sachs Group Inc.	5.950%	1/18/18	44,000	46,809
Goldman Sachs Group Inc.	6.000%	6/15/20	5,000	5,277
Goldman Sachs Group Inc.	5.250%	7/27/21	12,665	12,774
Goldman Sachs Group Inc.	6.450%	5/1/36	50,000	45,110
Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	41,931
Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	34,642
4 HBOS plc	6.000%	11/1/33	48,880	34,574
4 HSBC Bank plc	2.000%	1/19/14	38,000	37,847
4 HSBC Bank plc	3.500%	6/28/15	17,937	18,397
4 HSBC Bank plc	4.750%	1/19/21	62,040	64,007
HSBC Bank USA NA	4.625%	4/1/14	19,710	20,365
HSBC Holdings plc	6.500%	5/2/36	25,000	25,026
4 ING Bank NV	2.650%	1/14/13	40,000	40,157
4 ING Bank NV	2.000%	10/18/13	40,000	39,425
JPMorgan Chase & Co.	5.125%	9/15/14	50,000	53,583
JPMorgan Chase & Co.	5.250%	5/1/15	40,000	42,782
JPMorgan Chase & Co.	6.000%	1/15/18	57,000	63,939
JPMorgan Chase & Co.	6.300%	4/23/19	10,340	11,843
JPMorgan Chase & Co.	4.950%	3/25/20	55,000	58,612
JPMorgan Chase & Co.	5.600%	7/15/41	96,000	98,962
3 JPMorgan Chase & Co.	7.900%	12/29/49	31,521	33,097
Mellon Funding Corp.	5.000%	12/1/14	30,000	32,634
Merrill Lynch & Co. Inc.	6.050%	5/16/16	70,000	70,515
Merrill Lynch & Co. Inc.	6.400%	8/28/17	23,000	24,119
Merrill Lynch & Co. Inc.	6.875%	4/25/18	40,000	42,238
Merrill Lynch & Co. Inc.	6.220%	9/15/26	25,000	21,871
Morgan Stanley	6.750%	10/15/13	25,775	27,385
Morgan Stanley	7.070%	2/10/14	17,500	18,932
Morgan Stanley	4.750%	4/1/14	70,000	70,970
Morgan Stanley	6.000%	5/13/14	20,000	21,094
Morgan Stanley	6.000%	4/28/15	44,000	46,169
Morgan Stanley	3.800%	4/29/16	14,470	14,194
Morgan Stanley	5.450%	1/9/17	70,000	71,634
Morgan Stanley	5.750%	1/25/21	55,425	56,736
Morgan Stanley	6.250%	8/9/26	20,000	20,420
National City Bank of Pennsylvania	7.250%	10/21/11	20,000	20,129
National City Corp.	6.875%	5/15/19	13,950	16,406
4 Nordea Bank AB	2.125%	1/14/14	39,500	39,545
4 Nordea Bank AB	3.700%	11/13/14	22,880	23,826
Northern Trust Co.	4.600%	2/1/13	5,925	6,221
Northern Trust Corp.	5.200%	11/9/12	34,940	36,711
Northern Trust Corp.	3.450%	11/4/20	9,000	9,189

4	Oversea-Chinese Banking Corp. Ltd.	7.750%	9/6/11	14,805	14,821
	Paribas/New York	6.950%	7/22/13	40,000	42,340
	PNC Bank NA	4.875%	9/21/17	50,000	53,952
3	PNC Financial Services Group Inc.	8.250%	5/31/49	44,000	43,340
4	Societe Generale SA	5.200%	4/15/21	89,000	80,031
4	Standard Chartered plc	3.850%	4/27/15	14,990	15,434
	State Street Corp.	5.375%	4/30/17	76,315	86,790
4	Svenska Handelsbanken AB	4.875%	6/10/14	56,000	60,578
	Toronto-Dominion Bank	1.375%	7/14/14	34,045	34,476
	UBS AG	3.875%	1/15/15	50,000	51,490
	UBS AG/Stamford CT	5.875%	7/15/16	50,000	54,178
	US Bancorp	2.875%	11/20/14	32,000	33,398
	US Bank NA	6.300%	2/4/14	30,000	33,363
	Wachovia Bank NA	6.600%	1/15/38	60,000	68,295
	Wachovia Corp.	5.500%	5/1/13	35,000	37,412
	Wachovia Corp.	5.250%	8/1/14	2,900	3,106
	Wells Fargo & Co.	5.125%	9/1/12	10,000	10,393
	Wells Fargo & Co.	5.250%	10/23/12	50,000	52,398
	Wells Fargo & Co.	4.625%	4/15/14	15,000	15,751
	Wells Fargo & Co.	3.750%	10/1/14	28,000	29,792
	Wells Fargo & Co.	3.625%	4/15/15	2,200	2,316
	Wells Fargo & Co.	3.676%	6/15/16	19,000	20,127
	Wells Fargo & Co.	5.125%	9/15/16	25,000	26,994
	Wells Fargo & Co.	5.625%	12/11/17	31,150	35,527
	Wells Fargo Financial Inc.	5.500%	8/1/12	20,000	20,860

	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.300%	3/15/20	11,590	12,860
	Charles Schwab Corp.	4.950%	6/1/14	14,750	16,237

	Finance Companies (0.8%)
	General Electric Capital Corp.	5.450%	1/15/13	31,585	33,364
	General Electric Capital Corp.	2.950%	5/9/16	25,000	25,266
	General Electric Capital Corp.	5.400%	2/15/17	20,000	22,091
	General Electric Capital Corp.	5.625%	9/15/17	20,000	22,192
	General Electric Capital Corp.	4.625%	1/7/21	117,000	120,948
	General Electric Capital Corp.	5.300%	2/11/21	30,850	32,768
	General Electric Capital Corp.	6.750%	3/15/32	30,000	33,623
	General Electric Capital Corp.	6.150%	8/7/37	37,800	38,838
	HSBC Finance Corp.	6.375%	10/15/11	75,000	75,385
[3,4] US Trade Funding Corp.		4.260%	11/15/14	8,060	8,377

	Insurance (1.7%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	26,344
	ACE INA Holdings Inc.	2.600%	11/23/15	11,000	11,182
	ACE INA Holdings Inc.	5.800%	3/15/18	40,360	46,153
	Aetna Inc.	6.500%	9/15/18	11,460	13,755
	Allstate Corp.	5.000%	8/15/14	10,000	10,891
3	Allstate Corp.	6.500%	5/15/57	20,000	18,200
3	Allstate Corp.	6.125%	5/15/67	30,000	27,375
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	50,000	53,474
	Chubb Corp.	6.000%	5/11/37	50,000	55,322
	Cincinnati Financial Corp.	6.920%	5/15/28	15,000	16,307
4	Farmers Exchange Capital	7.050%	7/15/28	25,000	27,117
	Genworth Global Funding Trusts	5.750%	5/15/13	25,000	25,502
	Hartford Financial Services Group Inc.	4.625%	7/15/13	9,000	9,245
	Hartford Financial Services Group Inc.	4.750%	3/1/14	15,000	15,615

	Hartford Financial Services Group Inc.	6.000%	1/15/19	9,680	10,002
4	Jackson National Life Insurance Co.	8.150%	3/15/27	39,480	46,600
4	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	36,679
4	MassMutual Global Funding II	2.875%	4/21/14	11,390	11,799
4	Metropolitan Life Global Funding I	5.125%	6/10/14	20,000	21,871
4	Metropolitan Life Insurance Co.	7.700%	11/1/15	51,000	60,432
4	New York Life Global Funding	5.250%	10/16/12	20,720	21,780
4	New York Life Insurance Co.	5.875%	5/15/33	55,395	60,826
	Prudential Financial Inc.	5.150%	1/15/13	10,615	11,107
	Prudential Financial Inc.	4.750%	4/1/14	28,700	30,463
	Prudential Financial Inc.	5.100%	9/20/14	10,000	10,779
	Prudential Financial Inc.	3.000%	5/12/16	11,995	12,028
	Prudential Financial Inc.	4.500%	11/15/20	34,365	34,276
4	TIAA Global Markets Inc.	5.125%	10/10/12	46,100	48,318
	Torchmark Corp.	7.875%	5/15/23	45,000	53,889
	Travelers Cos. Inc.	5.800%	5/15/18	32,500	36,749
	UnitedHealth Group Inc.	6.000%	6/15/17	9,500	11,201
	UnitedHealth Group Inc.	6.000%	2/15/18	26,300	31,018
	UnitedHealth Group Inc.	3.875%	10/15/20	27,960	29,072
	WellPoint Inc.	4.350%	8/15/20	10,000	10,503

	Other Finance (0.1%)
	NYSE Euronext	4.800%	6/28/13	52,025	55,347

	Real Estate Investment Trusts (0.5%)
	Duke Realty LP	5.950%	2/15/17	3,075	3,329
	Duke Realty LP	6.500%	1/15/18	8,755	9,544
	HCP Inc.	3.750%	2/1/16	7,950	8,027
	Realty Income Corp.	6.750%	8/15/19	21,075	24,236
	Simon Property Group LP	5.100%	6/15/15	50,000	54,634
	Simon Property Group LP	6.100%	5/1/16	49,050	55,333
	Simon Property Group LP	6.125%	5/30/18	10,000	11,316
4	WCI Finance LLC / WEA Finance LLC	5.700%	10/1/16	64,150	70,854
4	WEA Finance LLC	7.125%	4/15/18	34,000	38,980
					5,952,963
Industrial (10.1%)
	Basic Industry (0.4%)
	ArcelorMittal	6.750%	3/1/41	9,098	8,663
	BHP Billiton Finance USA Ltd.	7.250%	3/1/16	15,000	18,388
	EI du Pont de Nemours & Co.	4.750%	11/15/12	17,560	18,380
	EI du Pont de Nemours & Co.	2.750%	4/1/16	54,000	56,517
[3,4] Pacific Beacon LLC		5.379%	7/15/26	8,801	9,442
	PPG Industries Inc.	6.875%	2/15/12	9,355	9,605
	Rio Tinto Alcan Inc.	7.250%	3/15/31	21,273	26,609
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	37,000	45,013
3	Rohm and Haas Holdings Ltd.	9.800%	4/15/20	6,750	8,339

	Capital Goods (0.9%)
	3M Co.	6.375%	2/15/28	30,000	37,729
	Boeing Co.	8.625%	11/15/31	9,460	13,647
	Caterpillar Financial Services Corp.	6.200%	9/30/13	9,000	9,925
	Caterpillar Financial Services Corp.	1.375%	5/20/14	26,800	27,050
	Caterpillar Inc.	3.900%	5/27/21	42,840	45,633
	Caterpillar Inc.	7.300%	5/1/31	10,000	13,217
	Deere & Co.	7.125%	3/3/31	17,500	22,718
	General Dynamics Corp.	3.875%	7/15/21	14,925	15,895
	General Electric Co.	5.250%	12/6/17	41,685	46,700

Honeywell International Inc.	4.250%	3/1/21	40,681	44,346
Raytheon Co.	1.625%	10/15/15	35,210	35,292
4 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	89,650	105,599
United Technologies Corp.	7.500%	9/15/29	19,230	26,682
United Technologies Corp.	6.050%	6/1/36	20,325	24,343
United Technologies Corp.	6.125%	7/15/38	45,000	54,405

Communication (2.0%)
AT&T Inc.	5.100%	9/15/14	40,160	44,264
AT&T Inc.	2.950%	5/15/16	23,655	24,510
AT&T Inc.	5.600%	5/15/18	44,000	50,924
AT&T Inc.	5.800%	2/15/19	10,000	11,784
AT&T Inc.	6.450%	6/15/34	73,115	81,651
AT&T Inc.	6.800%	5/15/36	11,305	13,275
AT&T Inc.	6.500%	9/1/37	9,675	11,018
BellSouth Corp.	5.200%	9/15/14	20,000	22,103
BellSouth Corp.	6.550%	6/15/34	32,225	36,131
BellSouth Corp.	6.000%	11/15/34	11,995	12,468
BellSouth Telecommunications Inc.	7.000%	12/1/95	27,600	30,547
CBS Corp.	4.300%	2/15/21	27,830	28,253
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	28,000	30,802
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	21,000	28,204
Comcast Corp.	5.700%	5/15/18	20,000	23,088
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	7,665	7,886
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	31,150	32,510
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	20,000	22,001
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	24,640	27,225
Discovery Communications LLC	5.625%	8/15/19	10,635	12,084
Discovery Communications LLC	5.050%	6/1/20	8,365	9,114
France Telecom SA	4.375%	7/8/14	16,800	17,956
Grupo Televisa SA	6.625%	1/15/40	25,090	26,774
NBCUniversal Media LLC	4.375%	4/1/21	23,900	24,830
News America Inc.	4.500%	2/15/21	14,500	14,797
News America Inc.	6.150%	2/15/41	33,265	35,090
Telefonica Emisiones SAU	3.992%	2/16/16	34,790	34,449
Time Warner Cable Inc.	5.850%	5/1/17	34,980	39,417
Time Warner Cable Inc.	6.750%	6/15/39	29,985	33,617
Verizon Communications Inc.	4.350%	2/15/13	15,530	16,297
Verizon Communications Inc.	5.500%	4/1/17	25,000	28,547
Verizon Communications Inc.	5.850%	9/15/35	49,525	54,195
Verizon Communications Inc.	6.900%	4/15/38	9,710	11,847
Verizon Global Funding Corp.	4.375%	6/1/13	10,000	10,597
Verizon Global Funding Corp.	7.750%	12/1/30	56,410	74,251
Verizon Maryland Inc.	7.150%	5/1/23	10,000	10,643
Vodafone Group plc	5.000%	12/16/13	10,000	10,839
Vodafone Group plc	5.375%	1/30/15	40,000	44,898
Vodafone Group plc	2.875%	3/16/16	33,000	34,120

Consumer Cyclical (1.6%)
4 American Honda Finance Corp.	4.625%	4/2/13	50,000	52,858
CVS Caremark Corp.	4.875%	9/15/14	35,000	38,849

CVS Caremark Corp.	5.750%	6/1/17	26,185	30,122
Daimler Finance North America LLC	6.500%	11/15/13	49,855	55,114
Daimler Finance North America LLC	8.500%	1/18/31	33,000	44,894
Home Depot Inc.	3.950%	9/15/20	16,000	16,573
Johnson Controls Inc.	7.125%	7/15/17	36,300	44,210
Lowe's Cos. Inc.	6.875%	2/15/28	5,790	7,115
Lowe's Cos. Inc.	6.500%	3/15/29	39,900	47,399
Lowe's Cos. Inc.	5.500%	10/15/35	20,000	20,929
Lowe's Cos. Inc.	6.650%	9/15/37	25,905	30,851
Staples Inc.	9.750%	1/15/14	25,220	29,570
Target Corp.	5.875%	7/15/16	20,000	23,718
Time Warner Cos. Inc.	7.570%	2/1/24	20,000	25,711
Time Warner Cos. Inc.	6.950%	1/15/28	20,000	23,122
Time Warner Inc.	4.875%	3/15/20	14,000	15,072
Toyota Motor Credit Corp.	2.800%	1/11/16	42,517	44,495
Viacom Inc.	6.125%	10/5/17	7,500	8,687
Wal-Mart Stores Inc.	3.250%	10/25/20	25,754	26,153
Wal-Mart Stores Inc.	4.250%	4/15/21	29,000	31,591
Wal-Mart Stores Inc.	5.625%	4/15/41	112,595	127,372
Walt Disney Co.	5.625%	9/15/16	30,000	35,671
Western Union Co.	5.930%	10/1/16	60,000	68,101

Consumer Noncyclical (3.0%)
Altria Group Inc.	4.125%	9/11/15	10,000	10,702
Altria Group Inc.	4.750%	5/5/21	18,300	18,968
Amgen Inc.	2.300%	6/15/16	25,340	25,969
Amgen Inc.	4.500%	3/15/20	6,625	7,256
Anheuser-Busch Cos. Inc.	5.000%	3/1/19	15,000	16,887
Anheuser-Busch Cos. Inc.	6.500%	1/1/28	19,550	23,377
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	12,830	14,970
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	36,000	39,472
AstraZeneca plc	6.450%	9/15/37	23,385	29,244
Baxter International Inc.	5.900%	9/1/16	12,498	15,027
4 Cargill Inc.	6.000%	11/27/17	25,000	29,767
4 Cargill Inc.	4.307%	5/14/21	60,532	64,494
4 Cargill Inc.	6.875%	5/1/28	19,355	24,593
4 Cargill Inc.	6.125%	4/19/34	28,980	33,233
Coca-Cola Co.	5.350%	11/15/17	85,000	101,035
4 Coca-Cola Co.	3.300%	9/1/21	10,075	10,269
Coca-Cola Enterprises Inc.	3.500%	9/15/20	9,900	9,950
Coca-Cola Enterprises Inc.	4.500%	9/1/21	8,430	9,132
Coca-Cola HBC Finance BV	5.125%	9/17/13	43,000	45,898
Coca-Cola HBC Finance BV	5.500%	9/17/15	17,440	19,444
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	19,836
Diageo Capital plc	5.200%	1/30/13	50,590	53,680
Express Scripts Inc.	6.250%	6/15/14	14,670	16,334
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	49,931
Hershey Co.	4.850%	8/15/15	9,620	10,926
Johnson & Johnson	2.150%	5/15/16	41,000	42,722
Johnson & Johnson	5.150%	7/15/18	14,800	17,654
Kellogg Co.	4.000%	12/15/20	57,000	59,772
Kimberly-Clark Corp.	4.875%	8/15/15	30,000	34,063
Kraft Foods Inc.	5.375%	2/10/20	24,000	27,195
McKesson Corp.	3.250%	3/1/16	6,650	7,071
Medtronic Inc.	4.750%	9/15/15	20,000	22,625
Merck & Co. Inc.	5.300%	12/1/13	39,000	42,860
Merck & Co. Inc.	6.550%	9/15/37	10,000	12,886

Pepsi Bottling Group Inc.	7.000%	3/1/29	10,000	13,324
PepsiCo Inc.	3.100%	1/15/15	48,000	51,082
Pfizer Inc.	5.350%	3/15/15	33,000	37,534
Philip Morris International Inc.	4.500%	3/26/20	8,250	8,993
Philip Morris International Inc.	4.125%	5/17/21	43,025	45,567
3 Procter & Gamble - Esop	9.360%	1/1/21	47,717	64,144
4 Roche Holdings Inc.	6.000%	3/1/19	14,250	17,306
4 SABMiller plc	6.500%	7/1/16	50,000	59,663
Sanofi	4.000%	3/29/21	44,090	46,477
St. Jude Medical Inc.	2.500%	1/15/16	24,840	25,739
4 Tesco plc	5.500%	11/15/17	50,000	58,786
Thermo Fisher Scientific Inc.	2.050%	2/21/14	7,391	7,611
Thermo Fisher Scientific Inc.	3.250%	11/20/14	9,385	9,956
Thermo Fisher Scientific Inc.	3.200%	5/1/15	10,355	10,946
Thermo Fisher Scientific Inc.	3.200%	3/1/16	11,405	11,942
Unilever Capital Corp.	4.250%	2/10/21	107,835	119,917
Wyeth	5.950%	4/1/37	25,000	28,961
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	38,645

Energy (0.8%)
Apache Finance Canada Corp.	7.750%	12/15/29	19,910	27,178
BP Capital Markets plc	3.125%	10/1/15	16,000	16,741
BP Capital Markets plc	3.200%	3/11/16	33,000	34,576
BP Capital Markets plc	4.750%	3/10/19	27,215	29,852
BP Capital Markets plc	4.500%	10/1/20	16,000	17,254
ConocoPhillips	5.200%	5/15/18	80,000	92,515
EOG Resources Inc.	5.625%	6/1/19	16,100	18,775
4 Motiva Enterprises LLC	5.750%	1/15/20	5,065	5,831
Occidental Petroleum Corp.	4.100%	2/1/21	39,240	42,306
Shell International Finance BV	3.250%	9/22/15	44,000	46,911
Shell International Finance BV	4.375%	3/25/20	38,000	41,454
Statoil ASA	2.900%	10/15/14	19,885	21,073
Suncor Energy Inc.	5.950%	12/1/34	20,700	21,938

Other Industrial (0.1%)
4 Hutchison Whampoa International 03/13 Ltd.	6.500%	2/13/13	50,000	53,045

Technology (0.9%)
Cisco Systems Inc.	4.450%	1/15/20	40,000	43,597
Dell Inc.	5.875%	6/15/19	34,840	40,085
Google Inc.	2.125%	5/19/16	27,365	28,270
Hewlett-Packard Co.	2.650%	6/1/16	17,000	17,338
Hewlett-Packard Co.	5.500%	3/1/18	29,135	33,152
Hewlett-Packard Co.	3.750%	12/1/20	82,000	81,654
Hewlett-Packard Co.	4.300%	6/1/21	26,000	26,975
International Business Machines Corp.	2.000%	1/5/16	50,000	50,969
International Business Machines Corp.	1.950%	7/22/16	23,211	23,584
International Business Machines Corp.	8.375%	11/1/19	25,000	35,042
International Business Machines Corp.	5.875%	11/29/32	25,000	29,627
Intuit Inc.	5.400%	3/15/12	19,610	20,079
Microsoft Corp.	4.000%	2/8/21	16,000	17,547
Oracle Corp.	6.125%	7/8/39	18,000	21,733

Transportation (0.4%)
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	29,798	30,021
4 ERAC USA Finance LLC	2.250%	1/10/14	5,890	5,961

4 ERAC USA Finance LLC	5.900%	11/15/15	19,500	21,968
4 ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,556
4 ERAC USA Finance LLC	7.000%	10/15/37	26,175	30,844
3 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	31,346	36,888
Southwest Airlines Co.	5.750%	12/15/16	32,500	36,182
3 Southwest Airlines Co. 1993-A Pass Through
Trust	7.540%	6/29/15	22,862	25,639
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	20,419	21,440
United Parcel Service Inc.	4.875%	11/15/40	14,815	15,611
				5,452,366
Utilities (3.0%)
Electric (2.5%)
Alabama Power Co.	4.850%	12/15/12	42,330	44,693
Alabama Power Co.	5.550%	2/1/17	17,650	20,562
Alabama Power Co.	5.700%	2/15/33	15,000	17,255
Ameren Illinois Co.	6.125%	12/15/28	54,000	55,949
Carolina Power & Light Co.	6.300%	4/1/38	14,705	18,809
Commonwealth Edison Co.	5.950%	8/15/16	23,120	27,045
Connecticut Light & Power Co.	5.650%	5/1/18	13,655	16,062
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	20,930	24,650
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	25,505	29,414
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	14,389
Dominion Resources Inc.	5.200%	8/15/19	19,250	22,026
Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	10,571
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	21,295
Duke Energy Carolinas LLC	3.900%	6/15/21	59,825	63,395
4 EDP Finance BV	5.375%	11/2/12	40,745	39,756
4 Enel Finance International NV	6.800%	9/15/37	38,515	35,730
Florida Power & Light Co.	5.550%	11/1/17	9,835	11,774
Florida Power & Light Co.	5.650%	2/1/35	50,000	58,340
Florida Power & Light Co.	4.950%	6/1/35	10,000	10,742
Florida Power & Light Co.	5.650%	2/1/37	5,000	5,873
Florida Power & Light Co.	5.950%	2/1/38	39,215	48,012
Florida Power Corp.	6.350%	9/15/37	8,000	10,025
Florida Power Corp.	6.400%	6/15/38	27,055	34,209
Georgia Power Co.	5.400%	6/1/18	38,660	45,743
Midamerican Energy Holdings Co.	6.125%	4/1/36	25,000	28,640
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	24,125	26,124
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	60,000	69,702
Northern States Power Co.	6.250%	6/1/36	50,000	63,054
NSTAR	4.500%	11/15/19	3,535	3,881
Pacific Gas & Electric Co.	4.250%	5/15/21	11,365	12,221
PacifiCorp	5.900%	8/15/34	12,500	14,649
PacifiCorp	6.250%	10/15/37	36,635	44,676
Peco Energy Co.	5.350%	3/1/18	20,545	24,052
Potomac Electric Power Co.	6.500%	11/15/37	25,000	32,274
PPL Energy Supply LLC	6.200%	5/15/16	13,573	15,812
Public Service Electric & Gas Co.	5.300%	5/1/18	25,100	29,409
San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,336
South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	10,539
South Carolina Electric & Gas Co.	6.050%	1/15/38	34,000	41,007
Southern California Edison Co.	6.000%	1/15/34	7,695	9,323
Southern California Edison Co.	5.550%	1/15/37	50,475	58,099

Southern California Edison Co.	5.950%	2/1/38	50,000	60,774
Southern Co.	5.300%	1/15/12	13,300	13,509
Wisconsin Electric Power Co.	4.500%	5/15/13	21,565	22,864
Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	20,386
Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	53,275

Natural Gas (0.4%)
AGL Capital Corp.	6.375%	7/15/16	25,815	30,253
British Transco Finance Inc.	6.625%	6/1/18	50,000	60,862
4 DCP Midstream LLC	6.450%	11/3/36	30,325	34,490
KeySpan Corp.	4.650%	4/1/13	9,000	9,435
National Grid plc	6.300%	8/1/16	30,000	34,994
TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	48,905
Wisconsin Gas LLC	6.600%	9/15/13	13,100	14,374

Other Utility (0.1%)
UGI Utilities Inc.	5.753%	9/30/16	37,590	43,889

				1,622,127
Total Corporate Bonds (Cost $12,061,880)				13,027,456
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
4 Abu Dhabi National Energy Co.	5.875%	10/27/16	41,140	46,426
4 Austria Government International Bond	2.000%	11/15/12	19,825	20,181
4 CDP Financial Inc.	4.400%	11/25/19	40,000	43,341
4 EDF SA	4.600%	1/27/20	50,000	53,093
International Bank for Reconstruction &
Development	4.750%	2/15/35	40,000	45,655
Japan Finance Organization for Municipalities	4.625%	4/21/15	22,500	25,205
Kreditanstalt fuer Wiederaufbau	7.000%	3/1/13	10,000	10,903
Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	53,174	53,918
Oesterreichische Kontrollbank AG	4.500%	3/9/15	37,500	41,952
Province of Ontario	1.375%	1/27/14	12,855	13,093
Province of Ontario	4.500%	2/3/15	35,000	39,076
Province of Ontario	4.000%	10/7/19	56,415	62,907
Province of Ontario	4.400%	4/14/20	50,000	57,131
Quebec	5.125%	11/14/16	50,000	58,780
4 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	14,985	16,479
South Africa Government International Bond	6.500%	6/2/14	21,900	24,528
Total Sovereign Bonds (Cost $553,184)				612,668
Taxable Municipal Bonds (1.9%)
Atlanta GA Downtown Development Authority
Revenue	6.875%	2/1/21	11,505	14,397
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	40,000	48,871
Board of Trustees of The Leland Stanford
Junior University	6.875%	2/1/24	34,745	45,620
Board of Trustees of The Leland Stanford
Junior University	7.650%	6/15/26	29,000	40,504
California GO	5.700%	11/1/21	11,840	13,100
California GO	7.550%	4/1/39	2,790	3,361
California GO	7.300%	10/1/39	4,280	5,018
California GO	7.600%	11/1/40	23,935	28,986
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	8,545	9,747
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	21,280	22,876

	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	8,970	10,018
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	35,740
	Illinois GO	5.365%	3/1/17	805	854
	Illinois GO	5.665%	3/1/18	22,735	24,360
	Illinois GO	5.877%	3/1/19	23,750	25,449
	Illinois GO	5.100%	6/1/33	3,145	2,736
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	31,867
6	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	50,000	52,013
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	13,645	15,241
	Los Angeles CA Unified School District GO	5.750%	7/1/34	55,325	59,554
	Louisville & Jefferson County KY Metropolitan
	Sewer District Revenue	6.250%	5/15/43	19,000	21,723
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	21,685	24,917
	Massachusetts Development Finance Agency
	Revenue (Harvard University)	6.300%	10/1/37	50,675	56,423
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	25,088
	Metropolitan New York Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	14,370
	Metropolitan New York Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,235	6,087
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	46,849
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,038
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	15,950	18,964
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	61,100	71,094
[3,4] Ohana Military Communities LLC		5.558%	10/1/36	9,600	9,109
[3,4] Ohana Military Communities LLC		5.780%	10/1/36	16,360	16,244
	Oregon Department Transportation Highway
	Usertax Revenue	5.834%	11/15/34	25,930	29,735
	Oregon GO	5.902%	8/1/38	19,510	22,706
6	Oregon School Boards Association GO	5.528%	6/30/28	50,000	53,364
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	12,735	14,935
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	10,455	11,991
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	11,890	14,293
	South Carolina Public Service Authority
	Revenue	6.454%	1/1/50	11,700	14,285
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	14,820	16,490
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	23,785	26,997
	University of California Revenue	5.770%	5/15/43	24,325	26,506
Total Taxable Municipal Bonds (Cost $919,765)					1,037,520

			Shares
Temporary Cash Investments (1.2%)
Money Market Fund (0.1%)
[7,8] Vanguard Market Liquidity Fund	0.132%		50,968,800	50,969

			Face
			Amount
			($000)
Repurchase Agreements (1.1%)
Banc of America Securities, LLC
(Dated 8/31/11, Repurchase Value
$107,900,000, collateralized by Federal
Home Loan Bank 0.000%, 3/2/26, Federal
Home Loan Mortgage Corp. 0.000%,
3/15/12-3/15/31, and Federal National
Mortgage Assn. 0.000%, 11/15/11-7/15/37)	0.060%	9/1/11	107,900	107,900
BNP Paribas Securities Corp.
(Dated 8/31/11, Repurchase Value
$74,900,000, collateralized by Federal
Home Loan Mortgage Corp. 5.000%, 6/1/41
and Federal National Mortgage Assn.
3.500%-5.500%, 1/1/26-5/1/41)	0.080%	9/1/11	74,900	74,900
Deutsche Bank Securities, Inc.
(Dated 8/31/11, Repurchase Value
$245,300,000, collateralized by Federal
National Mortgage Assn. 4.000%-7.000%,
8/1/13-12/1/48)	0.060%	9/1/11	245,300	245,300
HSBC Bank USA
(Dated 8/31/11, Repurchase Value
$165,300,000, collateralized by
Government National Mortgage Assn.
3.000%-12.000%, 2/15/12-11/15/52)	0.070%	9/1/11	165,300	165,300
				593,400
Total Temporary Cash Investments (Cost $644,369)				644,369
Total Investments (99.7%) (Cost $47,454,932)				53,914,551
Other Assets and Liabilities-Net (0.3%)[8,9]				185,872
Net Assets (100%)				54,100,423

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $50,969,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $2,270,170,000, representing 4.2% of net assets.
5 Adjustable-rate security.
6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8 Includes $50,969,000 of collateral received for securities on loan.
9 Cash of $3,480,000, has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2011	(2,175)	(280,643)	(513)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Wellington Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	33,149,063	1,995,445	—
U.S. Government and Agency Obligations	—	2,858,746	—
Asset-Backed/Commercial Mortgage-Backed Security	—	589,284	—
Corporate Bonds	—	13,027,456	—
Sovereign Bonds	—	612,668	—
Taxable Municipal Bonds	—	1,037,520	—
Temporary Cash Investments	50,969	593,400	—
Futures Contracts—Assets[1]	850	—	—
Total	33,200,882	20,714,519	—
1 Represents variation margin on the last day of the reporting period.

E. At August 31, 2011, the cost of investment securities for tax purposes was $47,461,647,000. Net unrealized appreciation of investment securities for tax purposes was $6,452,904,000, consisting of unrealized gains of $8,049,528,000 on securities that had risen in value since their purchase and $1,596,624,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

VANGUARD WELLINGTON FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 20, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.